Related Party Transactions - Schedule of the Significant Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Purchase from related parties, Subtotal		$ 998,573	$ 293,226	$ 281,201
Wuxi Magway Precision Machinery Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Subtotal	[1]	268,408	293,226	281,201
Wuxi Diang Trading Co., Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties, Subtotal	[2]	$ 730,165

[1]	The Company purchases processing services from Wuxi Kaiteng Mold Factory.
[2]	Transactions with Wuxi Diang Trading Co., Ltd represented loans from Wuxi Mingteng Mould in order to temporarily support the working capital of Wuxi Diang Trading Co., Ltd. The loan was signed with a series of contracts and is non-interest bearing. The term of the loan was six months, as of December 31, 2024, Wuxi Diang Trading Co., Ltd had fully repaid the loans according to the contracts.